Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2024
Registrant Name	dei_EntityRegistrantName	EA Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 14, 2024
Prospectus Date	rr_ProspectusDate	Nov. 14, 2024